SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Net Income (Loss) per Common Share (Details) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allocation of net income (loss)		$ (14,245,878)	$ (14,472,494)	[1]	$ (4,630,168)	[1]
Weighted average shares outstanding, basic		34,506,400	26,787,730	[1]	18,668,710	[1]
Weighted average shares outstanding, diluted		34,506,400	26,787,730		18,668,710
Basic net income (loss) per ordinary share (in dollars per share)		$ (0.41)	$ (0.54)	[1]	$ (0.25)	[1]
Diluted net income (loss) per ordinary share (in dollars per share)		$ (0.41)	$ (0.54)		$ (0.25)
Class A ordinary shares | Galata Acquisition Corp.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allocation of net income (loss)	$ (595,283)	$ (669,692)
Weighted average shares outstanding, basic	8,695,747	14,375,000
Weighted average shares outstanding, diluted	8,695,747	14,375,000
Basic net income (loss) per ordinary share (in dollars per share)	$ (0.07)	$ (0.05)
Diluted net income (loss) per ordinary share (in dollars per share)	$ (0.07)	$ (0.05)
Class B ordinary shares | Galata Acquisition Corp.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allocation of net income (loss)	$ (246,016)	$ (167,423)
Weighted average shares outstanding, basic	3,593,750	3,593,750
Weighted average shares outstanding, diluted	3,593,750	3,593,750
Basic net income (loss) per ordinary share (in dollars per share)	$ (0.07)	$ (0.05)
Diluted net income (loss) per ordinary share (in dollars per share)	$ (0.07)	$ (0.05)

[1]	See restatement of financial statements in note 2.4 for further details.